Acquisitions and Dispositions (Schedule Of Significant Non Cash And Capital Expenditure) (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Significant noncash items
Charge related to a voluntary retirement program		$ 409
Accrued capital expenditures	[1],[2],[3]	311	$ 253
Dominion Energy Gas Holdings LLC [Member]
Significant noncash items
Charge related to a voluntary retirement program		73
Accrued capital expenditures		43	56
Dominion Energy Gas Holdings LLC [Member] | East Ohio [Member]
Business Acquisition And Dispositions [Line Items]
Capital expenditures		168	157
Significant noncash items
Charge related to a voluntary retirement program		32
Accrued capital expenditures		8	10
Dominion Energy Gas Holdings LLC [Member] | DGP [Member]
Business Acquisition And Dispositions [Line Items]
Capital expenditures		$ 8	$ 3

[1]	See Note 17 for noncash financing activities related to the acquisition of the public interest in Dominion Energy Midstream, the remarketing of RSNs and the issuance of stock purchase contracts associated with the 2019 Equity Units.
[2]	See Note 2 for noncash investing and financing activities related to the adoption of a new accounting standard for leasing arrangements.
[3]	See Note 3 for noncash investing and financing activities related to the SCANA Combination.